LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS	12 Months Ended
Dec. 31, 2012
LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS
NOTE 12:-	LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS

a.	Long-term loans from shareholders and others - composition:

	Interest rate		December 31,
	2012	2011	2012	2011
	%

In NIS linked to CPI (see c1 below)	4	4	$169	$157
In Euro (see c2 and c3 below)	2-16	2-16	31	67
In U.S. dollars (see c4 below)	-	-	737	737

			937	961
Less - current maturities			12	18

			$925	$943

b.	As of December 31, 2012, the aggregate annual maturities of the long-term loans from shareholders and others are as follow:

2013 (current maturities)	$12
2014	-
2015	-
2016	-
2017	-
Thereafter	925

$937
c.	1
During 2008-2009, Shagrir's subsidiary received loan in an amount of $ 140 from its other non-controlling shareholders. The loan bears an annual interest rate of 4% and is linked to the Israeli CPI. According to the purchase agreement the loans will be repaid only after Shagrir's subsidiary will repay in full the loan it received from Shagrir. As of December 31, 2012, the balance of the loan is $ 169.

2.
During August and October 2008, and March 2010, Pointer Romania signed a vehicle capital lease agreement. The liability bears an annual interest rate of 8-16%. The loan will be repaid in 36 equal monthly payments.

3.
In September 2008, Pointer Romania received a loan of EURO 25,000 from its Romanian shareholder. The loan bears an annual interest rate of 2%. During 2012 the Romanian subsidiary paid 14,659 euro of the loan balance.

4.	Pointer Mexico received a loan of $ 737 from its Mexican local partner in 2005 and 2004. No maturity date was set for the loan and it is not expected to be repaid before January 1, 2014.